Label	Element	Value
Invesco Select Risk: High Growth Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and exchange-traded funds (ETFs) and other pooled investment vehicles advised by Invesco Capital Management LLC (Invesco Capital) or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers (the underlying funds). Invesco and Invesco Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd.
The Fund generally categorizes each underlying fund as an equity, fixed-income, or alternative fund based on its investment profile. The Fund typically allocates its assets among underlying funds, and within a pre-determined percentage range for its assets in equity funds, as determined by the investment adviser in accordance with its outlook for the economy, the financial markets and the relative market valuations of the underlying funds. Under normal market conditions, the Adviser selects underlying funds based on its determination that they could provide total return for the Fund.
The Fund generally invests between 85% and 100% of its assets in equity funds. Such funds invest in equity securities of domestic and foreign companies, including small, medium and large market capitalization companies, and growth and value stocks. Equity securities include common stock, preferred stock, rights and warrants, and securities convertible into common stock. Foreign equities are securities of issuers outside of the United States, including issuers in emerging or developing markets, i.e., those that are generally in the early stages of their industrial cycles. Underlying funds investing primarily in real estate securities, listed infrastructure securities, and master limited partnerships (MLPs) will be deemed to be “equity funds” for purposes of the Fund’s allocation strategy.
The Fund generally invests the remainder of its assets in a flexible combination of fixed-income and alternative funds. Fixed-income funds generally invest in fixed income instruments such as investment-grade debt securities, below-investment-grade high yield securities (or “junk” bonds), government and government-sponsored securities, corporate bonds, securitized products, and inflation-protected debt securities. Alternative funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies, including primarily through the use of derivatives, that aim to offer diversification beyond traditional equity and fixed-income securities and may seek to take long and short positions to manage exposure to certain asset classes. The Fund is not required to invest its assets in any specified percentages of fixed-income or alternative funds. The Fund does not limit its investment in underlying funds that invest primarily in foreign securities.
The Fund’s investment in underlying funds is subject to any limitations imposed by the Investment Company Act of 1940 or any rules thereunder.
The Fund may temporarily exceed its percentage range for its assets in equity funds for short periods and may alter the percentage range when it deems appropriate. The Adviser will monitor the markets and allocate assets among the underlying funds based on changing market or economic conditions and investment opportunities. The Adviser monitors the underlying fund selections and periodically rebalances the Fund’s investments to bring them back within their asset allocation target ranges. In response to changing market or economic conditions, the Adviser may change any or all of the underlying funds managed by Invesco and/or its affiliates, including using funds that may be created in the future, or change the Fund’s asset allocation target ranges at any time, in each case without prior approval from or notice to shareholders.
The Fund may invest directly in derivatives to hedge its cash position and manage the duration of the Fund’s portfolio, including but not limited to futures, total return swaps, and forward contracts. The Fund may also use other types of derivatives that are consistent with its investment objective and investment strategies. In addition, the Fund will gain exposure to derivatives through its investments in underlying funds.
The Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments, including in shares of money market mutual funds in the Invesco family of funds. This may also include shares of funds that provide exposure to inflation protected debt securities and short-term investment-grade debt securities. This will also generally occur at times when there is an inability to immediately invest funds received from purchases of Fund shares or from redemptions of other investments or to maintain liquidity.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund include the risks associated with investments in the underlying funds. The Fund will indirectly pay a proportional share of the fees and expenses of the underlying funds in which it invests. There are risks that the Fund will vary from its target weightings (if any) in the underlying funds, that the underlying funds will not achieve their investment objectives, that the underlying funds’ performance may be lower than their represented asset classes, and that the Fund may withdraw its investments in an underlying fund at a disadvantageous time.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively-managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the underlying funds or asset classes. The Adviser’s evaluations and assumptions regarding the asset classes or the underlying funds in which the Fund invests may be incorrect, causing the Fund to be invested (or not invested) in one or more asset classes or underlying funds at an inopportune time, which could negatively affect the Fund’s performance.
Market Risk. The market values of an underlying fund’s investments, and therefore the value of an underlying fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of an underlying fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by an underlying fund will rise in value.
Investing in Stocks Risk. The value of an underlying fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Rights and Warrants Risk. Warrants may be significantly less valuable or worthless on their expiration date and may also be postponed or terminated early, resulting in a partial or total loss. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.
Growth Investing Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for an underlying fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Foreign Securities Risk. An underlying fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which an underlying fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless an underlying fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an underlying fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede an underlying fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Geographic Focus Risk. An underlying fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying fund’s investment performance.
Sector Focus Risk. An underlying fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that an underlying fund will lose significant value if conditions adversely affect that sector or group of industries.
Momentum Investing Risk. In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum” style of investing emphasizes investing in securities that have had better recent performance compared to other securities, on the theory that these securities will continue to increase in value. Momentum investing is subject to the risk that the securities may be more volatile than the market as a whole. High momentum may also be a sign that the securities’ prices have peaked, and therefore the returns on securities that previously have exhibited price momentum may be less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. An underlying fund may experience significant losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of an underlying fund may suffer.
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause an underlying fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of “value” companies may underperform the securities of “growth” companies or the overall stock market.
Issuer-Specific Changes Risk. The performance of an underlying fund depends on the performance of individual securities to which an underlying fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Debt Securities Risk. The prices of debt securities held by an underlying fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause an underlying fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce an underlying fund’s distributable income because interest payments on floating rate debt instruments held by an underlying fund will decline. An underlying fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. An underlying fund’s adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject an underlying fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund or the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund or the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the underlying fund’s or the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the underlying fund or the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the underlying fund or the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the underlying fund’s or the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Alternative Investment Strategies Risk. An underlying fund utilizes alternative investment strategies, which are strategies that the portfolio manager expects to result in investment performance that does not correlate with the performance of traditional asset classes, such as equity and fixed-income investments. An underlying fund also seeks to utilize a diverse mix of alternative investment strategies, in the hope that individual strategies yield low performance correlation to other alternative investment strategies used by an underlying fund. However, alternative investments may be more volatile or illiquid, particularly during periods of market instability, and an underlying fund cannot guarantee that diverse alternative investment strategies will yield uncorrelated performance under all market conditions. In addition, the particular mix of alternative investments in an underlying fund’s portfolio may not be sufficiently diversified. An underlying fund is subject to the risk that its alternative investments may undergo a correlation shift, resulting in returns that are correlated with the broader market and/or with an underlying fund’s other alternative investments.
Quantitative Models Risk. Quantitative models are based upon many factors that measure individual securities relative to each other. Quantitative models may be highly reliant on the gathering, cleaning, culling and analysis of large amounts of data from third parties and other external sources. Any errors or imperfections in the factors, or the data on which measurements of those factors are based, could adversely affect the use of the quantitative models. The factors used in models may not identify securities that perform well in the future, and the securities selected may perform differently from the market as a whole or from their expected performance.
Management Risk. The Fund is actively managed and depends heavily on its Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. Similarly, certain underlying funds are actively managed and depend heavily on their advisers’ judgments about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for their portfolios. The Fund and certain underlying funds could experience losses if these judgments prove to be incorrect. Because the investment process of the Fund relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Similarly, because the investment processes of certain underlying funds rely heavily on their security selection processes, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on certain underlying funds’ net asset values. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and underlying funds and, therefore, their abilities to achieve their investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Portfolio Series: Growth Investor Fund (the predecessor fund) as the result of a reorganization consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and additional indices with characteristics relevant to the Fund.
The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns shown for periods ending on or prior to May 24, 2019, are those of the Class A, Class C, Class R and Class Y shares of the predecessor fund. Class A, Class C, Class R and Class Y shares of the predecessor fund were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Fund after the close of business on May 24, 2019. The returns for Class R5 and Class R6 shares shown prior to May 24, 2019, are those of the Class A shares of the predecessor fund. Class A, Class C, Class R and Class Y shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and additional indices with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Class A shares	Period Ended	Returns
Best Quarter	June 30, 2020	20.30%
Worst Quarter	March 31, 2020	-24.12%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.12%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Select Risk: High Growth Investor Fund | MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.54%
5 Years	rr_AverageAnnualReturnYear05	14.40%
10 Years	rr_AverageAnnualReturnYear10	11.85%
Invesco Select Risk: High Growth Investor Fund | Bloomberg Global Aggregate USD Hedged Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.39%)
5 Years	rr_AverageAnnualReturnYear05	3.39%
10 Years	rr_AverageAnnualReturnYear10	3.49%
Invesco Select Risk: High Growth Investor Fund | Custom Invesco Select Risk: High Growth Investor Index (90% MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 10% Bloomberg Global Aggregate USD Hedged Total Return Index (reflects no deduction for fees, expenses or taxes))
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.44%
5 Years	rr_AverageAnnualReturnYear05	13.36%
10 Years	rr_AverageAnnualReturnYear10	11.08%
Invesco Select Risk: High Growth Investor Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 641
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	833
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,041
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,641
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	641
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	833
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,041
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,641
1 Year	rr_AverageAnnualReturnYear01	8.76%
5 Years	rr_AverageAnnualReturnYear05	11.19%
10 Years	rr_AverageAnnualReturnYear10	10.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
Invesco Select Risk: High Growth Investor Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.49%
5 Years	rr_AverageAnnualReturnYear05	8.50%
10 Years	rr_AverageAnnualReturnYear10	8.91%
Invesco Select Risk: High Growth Investor Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.85%
5 Years	rr_AverageAnnualReturnYear05	8.39%
10 Years	rr_AverageAnnualReturnYear10	8.29%
Invesco Select Risk: High Growth Investor Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 273
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	923
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,807
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	536
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	923
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,807
1 Year	rr_AverageAnnualReturnYear01	13.22%
5 Years	rr_AverageAnnualReturnYear05	11.61%
10 Years	rr_AverageAnnualReturnYear10	10.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
Invesco Select Risk: High Growth Investor Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,455
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	122
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	381
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	660
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,455
1 Year	rr_AverageAnnualReturnYear01	14.79%
5 Years	rr_AverageAnnualReturnYear05	12.17%
10 Years	rr_AverageAnnualReturnYear10	10.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
Invesco Select Risk: High Growth Investor Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	871
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	224
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	390
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 871
1 Year	rr_AverageAnnualReturnYear01	15.37%
5 Years	rr_AverageAnnualReturnYear05	12.74%
10 Years	rr_AverageAnnualReturnYear10	11.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
Invesco Select Risk: High Growth Investor Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	762
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	62
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	195
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	340
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 762
1 Year	rr_AverageAnnualReturnYear01	15.48%	[2]
5 Years	rr_AverageAnnualReturnYear05	12.64%	[2]
10 Years	rr_AverageAnnualReturnYear10	11.13%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2019	[2]
Invesco Select Risk: High Growth Investor Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	762
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	62
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	195
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	340
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 762
Annual Return 2012	rr_AnnualReturn2012	17.60%
Annual Return 2013	rr_AnnualReturn2013	28.08%
Annual Return 2014	rr_AnnualReturn2014	1.91%
Annual Return 2015	rr_AnnualReturn2015	(0.34%)
Annual Return 2016	rr_AnnualReturn2016	3.51%
Annual Return 2017	rr_AnnualReturn2017	24.90%
Annual Return 2018	rr_AnnualReturn2018	(13.02%)
Annual Return 2019	rr_AnnualReturn2019	26.76%
Annual Return 2020	rr_AnnualReturn2020	13.52%
Annual Return 2021	rr_AnnualReturn2021	15.06%
1 Year	rr_AverageAnnualReturnYear01	15.48%	[2]
5 Years	rr_AverageAnnualReturnYear05	12.67%	[2]
10 Years	rr_AverageAnnualReturnYear10	11.14%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2019	[2]

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 and Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.